Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
BALANCE at Dec. 31, 2014	$ 1,123,980	$ 8,908,243	$ 12,704,319	$ 37,799,944	$ 60,536,486
Net income				1,036,716	1,036,716
Other comprehensive loss, net			(11,947,158)		(11,947,158)
Cash dividends				(236,035)	(236,035)
Repurchases of common stock, net	(6,333)	5,117		(137,791)	(139,007)
BALANCE at Dec. 31, 2015	1,117,647	8,913,360	757,161	38,462,834	49,251,002
Net income				2,660,801	2,660,801
Other comprehensive loss, net			4,736,731		4,736,731
Cash dividends				(234,706)	(234,706)
Repurchases of common stock, net	(11,296)			(217,587)	(228,883)
BALANCE at Dec. 31, 2016	$ 1,106,351	$ 8,913,360	$ 5,493,892	$ 40,671,342	$ 56,184,945